Shareholder Report, Holdings (Details) - Class R	May 31, 2026
Holdings [Line Items]
Percent of Net Asset Value	67.05%
Argent Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.38%
Corcept Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%
Nvidia [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
United States Antimony Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.34%
Nuvation Bio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
Nex Gen Energy Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Aura Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%
Intellia Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
Applied Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%
Cash Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.37%
Comm Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.23%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.34%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Info Tech [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.35%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.82%